497(e)
                                                                      333-142453
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 9, 2010 TO THE CURRENT PROSPECTUS FOR RETIREMENT INVESTMENT ACCOUNT(R)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


1.   FEE TABLE

A. In the "Fee table," the Underlying Portfolio information with respect to the AllianceBernstein Common Stock Fund under the heading "CHARGES
     WE DEDUCT FROM THE FUNDS EXPRESSED AS A PERCENTAGE OF DAILY NET ASSETS" the percentage of 0.50% is replaced with 0.08%.


2.   EXAMPLES

In "Pooled separate account examples:," under "Examples" the following information in the table with respect to the AllianceBernstein Common Stock option is changed as follows:


-----------------------------------------------------------------------------------------------------------------
                         IF YOU SURRENDER YOUR CONTRACT AT THE          IF YOU ANNUITIZE AT THE END OF THE
                           END OF THE APPLICABLE TIME PERIOD                  APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------
   PORTFOLIO NAME      1 YEAR    3 YEARS    5 YEARS    10 YEARS      1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN
COMMON STOCK           $113       $208       $303        $526         $228      $334        $439       $701
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------
                        IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                             END OF THE APPLICABLE TIME PERIOD
-----------------------------------------------------------------------
   PORTFOLIO NAME         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------
ALLIANCEBERNSTEIN
COMMON STOCK               $53        $159       $264       $526
-----------------------------------------------------------------------

3. CHANGE TO THE ANNUAL RATE OF NET ASSETS FOR THE ALLIANCEBERNSTEIN COMMON STOCK FUND

In "Investment management and accounting fees," in "Charges reflected in the unit values" under "Charges and expenses," the last sentence in the paragraph is deleted in its entirety and replaced with the following sentence:

This fee is charged daily at an effective annual rate of 0.50% of the net assets of the AllianceBernstein Bond, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds and an effective annual rate of 0.08% of the net assets of the AllianceBernstein Common Stock Fund.


4. CHANGE TO THE 2009 RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR SEPARATE ACCOUNT 4 -- POOLED (ALLIANCEBERNSTEIN COMMON STOCK FUND) OF AXA EQUITABLE LIFE INSURANCE COMPANY)

Effective immediately, in "Separate Account 4 -- Pooled (AllianceBernstein Common Stock Fund) of AXA Equitable Life Insurance Company" under "Appendix I:
Condensed Financial Information," please note the following change:

Under column "2009," in the row entitled "Ratio of expenses to average net assets (Note B):" the percentage of 0.50% is replaced with 0.08%.


 RETIREMENT INVESTMENT ACCOUNT(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK
                    OF AXA EQUITABLE LIFE INSURANCE COMPANY.
    COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                  212-554-1234

RIA-02 (7/10)                                          Catalog No. 145360 (7/10)
SAR                                                                       x03232